Financial Instruments and Risk Management - Credit Risk Relates to Trade Receivables (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) bbl	Dec. 31, 2017 USD ($)
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 12,014	$ 18,090
Revenue from sale of crude oil	288,777	240,787
Neither impaired nor past due [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	5,540	10,534
Not impaired and past due [member] | Within 30 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	829	3,804
Not impaired and past due [member] | Past due 31-60 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	212	2,575
Not impaired and past due [member] | Past due 61-90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	102	0
Not impaired and past due [member] | Past due over 90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 5,331	$ 1,177
Egyptian General Petroleum Corporation [Member]
Disclosure of credit risk exposure [line items]
Volume bbl sold | bbl	318,300
Accounts receivable	$ 7,200
Revenue from sale of crude oil	$ 17,900